BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2015
BUSINESS SEGMENTS [Text Block]

NOTE 16 – BUSINESS SEGMENTS

The Company has two reporting segments: Operating Plants and Corporate and Development. These segments are managed and reported separately due to dissimilar economic characteristics. Operating plants engaged in the sale of electricity from the power plants pursuant to long-tern PPAs. Corporate and development costs are intended to produce additional revenue generating projects. A summary of financial information concerning the Company’s reportable segments is shown in the following table:

		Corporate &
	Operating Plants	Development	Consolidated

For the Year Ended December 31, 2015:
Operating Revenues	$31,200,098	$-	$31,200,098
Net Income (Loss)	10,849,514	(5,899,016)	4,950,498
Total Assets	162,824,188	65,392,939	228,217,127

For the Year Ended December 31, 2014:
Operating Revenues	$30,968,782	$-	$30,968,782
Net Income (Loss)	10,116,902	4,779,395	14,896,297
Total Assets	156,007,340	76,906,964	232,914,304